Consolidated Statements of Operations and Comprehensive Income (loss) - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Revenues
Sales to third parties	$ 30,825,552	$ 29,663,670	$ 25,866,459
Sales to related party	16,323	155,418	799,142
Total revenues	30,841,875	29,819,088	26,665,601
Cost of revenues	25,419,751	24,751,473	22,140,879
Gross Profit	5,422,124	5,067,615	4,524,722
Operating expenses
Selling and distribution expenses	589,381	547,532	140,019
General and administrative expenses	1,797,130	1,442,155	915,474
Total operating expenses	2,386,511	1,989,687	1,055,493
Income from operations	3,035,613	3,077,928	3,469,229
Other (expenses) income
Interest income	635	731	311
Interest expense	(1,197,317)	(154,400)	(209,159)
Amortization of debt issuance costs	(2,113,492)
Other (expenses) income, net	(1,879)	314,070	15,758
Total other (expenses) income	(3,312,053)	160,401	(193,090)
(Loss) income before income taxes	(276,440)	3,238,329	3,276,139
Provision for income taxes	34,564	9,063	5,793
Net (loss) income	(311,004)	3,229,266	3,270,346
Less: net (loss) income attributable to non-controlling interest	(3,567)	7,234	(964)
Net (loss) income attributable to Farmmi, Inc.	(307,437)	3,222,032	3,271,310
Comprehensive (loss) income
Net (loss) income	(311,004)	3,229,266	3,270,346
Other comprehensive (loss) income : foreign currency translation (loss) gain	(1,005,793)	(970,209)	95,185
Total comprehensive (loss) income	(1,316,797)	2,259,057	3,365,531
Comprehensive (loss) income attributable to non-controlling interest	(36,324)	(21,204)	1,075
Comprehensive (loss) income attributable to Farmmi, Inc.	$ (1,280,473)	$ 2,280,261	$ 3,364,456
Weighted average number of shares, basic and diluted (in shares)	11,678,773	11,173,699	10,000,000
Basic and diluted (loss) earnings per common share (in dollars per share)	$ (0.03)	$ 0.29	$ 0.33